INVENTORIES	3 Months Ended
Mar. 31, 2012
Inventory Disclosure [Abstract]
INVENTORIES	(2) INVENTORIES Inventories consist of the following (in thousands):
	March 31,	December 31,
	2012	2011
	(unaudited)
Finished goods	$1,949	$1,880

	$1,949	$1,880